Condensed Statements Of Operations (Parenthetical)	11 Months Ended
Dec. 31, 2020 USD ($) shares
Income (loss) from ordinary shares redemption | $	$ (207,817)
Temporary Equity, Shares Outstanding | shares	69,549,521